RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2018
RELATED PARTIES
Schedule of transactions between related parties and their affiliates

The following table provides the total amount of transactions that have been entered into with related parties for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2018	2017	2018	2017

Revenue from related parties
Telenor	—	39	—	28
Joint ventures and associates	11	16	5	7

	11	55	5	35

Services from related parties
Telenor	—	36	—	26
Joint ventures and associates	5	17	—	11

	5	53	—	37

Schedule of the total balance of accounts with related parties and their affiliates

	June 30, 2018	December 31, 2017

Accounts receivable from related parties
Joint ventures and associates	5	23
Other assets due from related parties	3	3

	8	26

Accounts payable to related parties
Joint ventures and associates	2	5

	2	5